Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax And Carryforwards [Line Items]
Deferred Federal Income Tax Expense (Benefit)	$ 1,835,000,000	$ 46,000,000	$ 115,000,000
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability	(1,200,000,000)
Deferred Other Tax Expense (Benefit)	(797,000,000)
Other Tax Expense (Benefit)	0	0	(1,176,000,000)
Excess over tax basis	70,000,000
Deferred tax, foreign withholding, not provided for	2,000,000
Interest and penalties accrued for unrecognized tax benefits, current period	2,000,000	3,000,000	0
Interest and penalties accrued for unrecognized tax benefits, total	5,000,000	3,000,000	0
Unrecognized tax benefits that would impact the effective tax rate	78,000,000	17,000,000	$ 0
General Business Tax Credit Carryforward [Member]
Income Tax And Carryforwards [Line Items]
Operating loss carryforward, amount to expire	60,000,000
Federal [Member]
Income Tax And Carryforwards [Line Items]
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability	(442,000,000)
Operating loss carryforward	2,900,000,000	152,000,000
State [Member]
Income Tax And Carryforwards [Line Items]
Operating loss carryforward	8,900,000,000	93,000,000
Foreign Tax Authority [Member]
Income Tax And Carryforwards [Line Items]
Operating loss carryforward	$ 95,000,000	$ 0